Putnam International Capital Opportunities Fund
The fund's portfolio
5/31/23 (Unaudited)

COMMON STOCKS (97.1%)(a)
	Shares	Value
Australia (3.9%)
Brickworks, Ltd.	552,973	$9,201,338
Mineral Resources, Ltd.	62,299	2,846,039

		12,047,377
Canada (4.7%)
Cogeco Communications, Inc.	181,600	8,579,011
International Petroleum Corp.(NON)	702,920	5,828,475

		14,407,486
Denmark (3.6%)
Demant A/S(NON)	133,922	5,098,632
Royal Unibrew A/S	72,662	6,194,503

		11,293,135
Finland (2.5%)
Konecranes Oyj	204,418	7,637,471

		7,637,471
France (10.1%)
Eurazeo SE	111,123	7,609,563
Euronext NV	88,661	5,899,123
Kaufman & Broad SA	155,797	4,303,901
Rubis SCA	290,765	7,965,154
Thermador Groupe	55,014	5,421,027

		31,198,768
Germany (8.3%)
CompuGroup Medical SE & Co. KGaA	61,379	3,261,612
CTS Eventim AG & Co. KGaA	126,767	8,524,871
Jungheinrich AG (Preference)	178,624	5,674,828
Nemetschek SE	61,153	4,788,224
New Work SE	26,981	3,544,704

		25,794,239
Greece (1.6%)
OPAP SA	284,972	4,870,724

		4,870,724
Ireland (1.9%)
Dalata Hotel Group PLC(NON)	1,280,171	5,840,233

		5,840,233
Italy (0.6%)
DiaSorin SpA	18,289	1,889,110

		1,889,110
Japan (21.2%)
Avant Corp.	596,200	5,840,516
Fukui Computer Holdings, Inc.	304,400	5,889,385
G-7 Holdings, Inc.	527,000	4,731,434
Japan Material Co., Ltd.	352,400	5,486,829
M&A Capital Partners Co., Ltd.(NON)	142,900	3,129,774
Nabtesco Corp.	249,300	5,541,535
Nakanishi, Inc.	316,300	6,658,068
NSD Co., Ltd.	381,500	7,383,322
PALTAC Corp.	60,000	2,108,449
Riken Keiki Co., Ltd.	122,200	4,156,964
Solasto Corp.	589,200	2,504,851
Takeuchi Manufacturing Co., Ltd.	313,000	8,403,871
TechnoPro Holdings, Inc.	171,800	3,705,930

		65,540,928
Luxembourg (1.4%)
L'Occitane International SA	1,618,000	4,335,040

		4,335,040
Netherlands (2.0%)
QIAGEN NV(NON)	135,713	6,114,405

		6,114,405
South Korea (4.8%)
Hana Financial Group, Inc.	154,544	4,817,652
i-SENS, Inc.	52,421	688,174
SK Square Co., Ltd.(NON)	168,688	5,852,934
Vieworks Co., Ltd.	148,019	3,633,387

		14,992,147
Spain (3.2%)
Cia de Distribucion Integral Logista Holdings SA	274,958	6,856,698
Fomento de Construcciones y Contratas SA	309,761	2,979,634

		9,836,332
Switzerland (2.8%)
Swissquote Group Holding SA	41,885	8,583,242

		8,583,242
Taiwan (4.8%)
Elite Material Co., Ltd.	1,049,000	7,199,296
momo.com, Inc.	120,880	2,746,455
Yageo Corp.	305,737	5,039,516

		14,985,267
United Kingdom (19.7%)
Admiral Group PLC	254,723	7,393,518
Bellway PLC	246,884	6,954,666
Berkeley Group Holdings PLC (The)	200,778	9,812,510
Breedon Group PLC	2,168,712	9,365,811
Cranswick PLC	161,437	6,532,456
Domino's Pizza Group PLC	1,790,766	6,231,719
Dr. Martens PLC	1,016,307	1,986,937
Jet2 PLC	396,132	5,925,787
Liberty Global PLC Class C(NON)	298,100	5,073,662
Savills PLC	152,705	1,732,263

		61,009,329

Total common stocks (cost $307,626,346)		$300,375,233

SHORT-TERM INVESTMENTS (3.4%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.21%(AFF)	Shares	9,111,379	$9,111,379
U.S. Treasury Bills 5.422%, 10/26/23(SEGSF)		$870,000	851,301
U.S. Treasury Bills 5.190%, 11/9/23(SEGSF)		400,000	390,540
U.S. Treasury Bills 4.997%, 11/2/23(SEGSF)		178,000	174,041

Total short-term investments (cost $10,528,280)			$10,527,261
TOTAL INVESTMENTS

Total investments (cost $318,154,626)			$310,902,494

	FORWARD CURRENCY CONTRACTS at 5/31/23 (aggregate face value $287,406,953) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	7/19/23	$33,361	$34,705	$(1,344)
		British Pound	Buy	6/21/23	1,438,710	1,437,552	1,158
		British Pound	Sell	6/21/23	1,438,710	1,388,692	(50,018)
		Canadian Dollar	Buy	7/19/23	2,114,414	2,129,259	(14,845)
		Danish Krone	Buy	6/21/23	985,734	989,630	(3,896)
		Danish Krone	Sell	6/21/23	985,734	1,002,104	16,370
		Danish Krone	Sell	9/20/23	991,540	995,479	3,939
		Euro	Buy	6/21/23	425,887	429,362	(3,475)
		Euro	Sell	6/21/23	425,887	424,670	(1,217)
		Euro	Sell	9/20/23	428,002	431,482	3,480
		New Taiwan Dollar	Sell	8/16/23	6,133,904	6,140,647	6,743
		Norwegian Krone	Buy	6/21/23	387,460	413,075	(25,615)
		Norwegian Krone	Sell	6/21/23	387,460	392,973	5,513
		Norwegian Krone	Buy	9/20/23	389,033	394,591	(5,558)
		Swedish Krona	Buy	6/21/23	1,353,972	1,403,708	(49,736)
		Swedish Krona	Sell	6/21/23	1,353,972	1,377,440	23,468
		Swedish Krona	Buy	9/20/23	1,360,283	1,383,803	(23,520)
	Barclays Bank PLC
		British Pound	Buy	6/21/23	7,092,500	7,052,361	40,139
		British Pound	Sell	6/21/23	7,092,500	6,879,448	(213,052)
		British Pound	Sell	9/20/23	6,989,830	6,949,028	(40,802)
		New Taiwan Dollar	Sell	8/16/23	8,797,470	8,822,397	24,927
	Citibank, N.A.
		Danish Krone	Buy	6/21/23	899,469	902,959	(3,490)
		Danish Krone	Sell	6/21/23	899,469	919,604	20,135
		Danish Krone	Sell	9/20/23	904,767	908,300	3,533
		Hong Kong Dollar	Buy	8/16/23	1,050,481	1,049,852	629
	Goldman Sachs International
		British Pound	Buy	6/21/23	806,031	801,535	4,496
		British Pound	Sell	6/21/23	806,031	775,585	(30,446)
		British Pound	Sell	9/20/23	807,036	802,426	(4,610)
		South Korean Won	Buy	8/16/23	1,283,715	1,282,786	929
	HSBC Bank USA, National Association
		British Pound	Buy	6/21/23	1,919,815	1,908,302	11,513
		British Pound	Sell	6/21/23	1,919,815	1,847,491	(72,324)
		British Pound	Sell	9/20/23	1,922,209	1,910,426	(11,783)
		Chinese Yuan (Offshore)	Buy	8/16/23	541,951	555,979	(14,028)
		Euro	Buy	6/21/23	1,048,346	1,057,008	(8,662)
		Euro	Sell	6/21/23	1,048,346	1,065,853	17,507
		Euro	Sell	9/20/23	1,053,552	1,062,196	8,644
		Hong Kong Dollar	Buy	8/16/23	2,338,301	2,336,996	1,305
		Norwegian Krone	Buy	6/21/23	978,863	1,043,447	(64,584)
		Norwegian Krone	Sell	6/21/23	978,863	992,526	13,663
		Norwegian Krone	Buy	9/20/23	982,837	996,495	(13,658)
		Swedish Krona	Buy	6/21/23	3,078,605	3,192,279	(113,674)
		Swedish Krona	Sell	6/21/23	3,078,605	3,131,683	53,078
		Swedish Krona	Buy	9/20/23	3,092,956	3,146,026	(53,070)
		Swiss Franc	Buy	6/21/23	2,660,777	2,635,513	25,264
		Swiss Franc	Sell	6/21/23	2,660,777	2,675,963	15,186
		Swiss Franc	Buy	9/20/23	2,687,475	2,703,398	(15,923)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	7/19/23	2,300,751	2,392,648	(91,897)
		British Pound	Buy	6/21/23	1,741,734	1,731,350	10,384
		British Pound	Sell	6/21/23	1,741,734	1,676,221	(65,513)
		British Pound	Sell	9/20/23	2,591,189	2,576,942	(14,247)
		Canadian Dollar	Buy	7/19/23	1,489,847	1,517,563	(27,716)
		Euro	Buy	6/21/23	857,018	860,903	(3,885)
		Euro	Sell	6/21/23	857,018	864,584	7,566
		New Zealand Dollar	Buy	7/19/23	977,539	1,022,250	(44,711)
		Norwegian Krone	Buy	6/21/23	686,408	731,326	(44,918)
		Norwegian Krone	Sell	6/21/23	686,408	695,922	9,514
		Norwegian Krone	Buy	9/20/23	689,194	698,681	(9,487)
		Singapore Dollar	Buy	8/16/23	3,549,130	3,594,985	(45,855)
		South Korean Won	Buy	8/16/23	1,931,689	1,924,779	6,910
		Swedish Krona	Buy	6/21/23	3,850,128	3,989,399	(139,271)
		Swedish Krona	Sell	6/21/23	3,850,128	3,916,300	66,172
		Swedish Krona	Buy	9/20/23	3,868,076	3,934,307	(66,231)
		Swiss Franc	Buy	6/21/23	10,445,147	10,189,062	256,085
		Swiss Franc	Sell	6/21/23	10,445,147	10,506,119	60,972
		Swiss Franc	Buy	9/20/23	10,549,953	10,614,332	(64,379)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	7/19/23	2,251,752	2,341,674	(89,922)
		British Pound	Buy	6/21/23	4,418,299	4,391,752	26,547
		British Pound	Sell	6/21/23	4,418,299	4,250,780	(167,519)
		British Pound	Sell	9/20/23	4,423,810	4,396,567	(27,243)
		Canadian Dollar	Buy	7/19/23	2,736,622	2,767,297	(30,675)
		Danish Krone	Buy	6/21/23	1,251,341	1,256,124	(4,783)
		Danish Krone	Sell	6/21/23	1,251,341	1,258,766	7,425
		Danish Krone	Sell	9/20/23	1,258,711	1,263,575	4,864
		Euro	Buy	6/21/23	15,645,253	15,774,856	(129,603)
		Euro	Sell	6/21/23	15,645,253	15,736,835	91,582
		Euro	Sell	9/20/23	14,861,681	14,982,845	121,164
		Hong Kong Dollar	Buy	8/16/23	559,052	558,721	331
		Swedish Krona	Buy	6/21/23	809,889	839,082	(29,193)
		Swedish Krona	Sell	6/21/23	809,889	823,862	13,973
		Swedish Krona	Buy	9/20/23	813,664	827,676	(14,012)
	NatWest Markets PLC
		Australian Dollar	Buy	7/19/23	786,465	805,351	(18,886)
		British Pound	Buy	6/21/23	2,534,947	2,519,681	15,266
		British Pound	Sell	6/21/23	2,534,947	2,485,993	(48,954)
		British Pound	Sell	9/20/23	2,538,109	2,522,499	(15,610)
		Swedish Krona	Buy	6/21/23	1,068,813	1,107,441	(38,628)
		Swedish Krona	Sell	6/21/23	1,068,813	1,087,373	18,560
		Swedish Krona	Buy	9/20/23	1,073,795	1,092,385	(18,590)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/19/23	1,593,715	1,656,794	(63,079)
		British Pound	Buy	6/21/23	2,364,955	2,351,042	13,913
		British Pound	Sell	6/21/23	2,364,955	2,275,712	(89,243)
		British Pound	Sell	9/20/23	2,367,905	2,353,721	(14,184)
		Canadian Dollar	Buy	7/19/23	1,480,334	1,496,792	(16,458)
		Euro	Buy	6/21/23	217,545	219,334	(1,789)
		Euro	Sell	6/21/23	217,545	216,861	(684)
		Euro	Sell	9/20/23	218,625	220,407	1,782
		Hong Kong Dollar	Buy	8/16/23	280,153	280,002	151
		Israeli Shekel	Buy	7/19/23	2,604,789	2,725,392	(120,603)
		Japanese Yen	Buy	8/16/23	1,989,674	2,024,633	(34,959)
	Toronto-Dominion Bank
		Canadian Dollar	Buy	7/19/23	1,982,333	2,004,507	(22,174)
		Hong Kong Dollar	Buy	8/16/23	644,640	644,320	320
	UBS AG
		Danish Krone	Buy	6/21/23	1,468,094	1,473,316	(5,222)
		Danish Krone	Sell	6/21/23	1,468,094	1,467,191	(903)
		Danish Krone	Sell	9/20/23	1,476,741	1,482,188	5,447
		Euro	Buy	6/21/23	3,238,133	3,265,238	(27,105)
		Euro	Sell	6/21/23	3,238,133	3,228,576	(9,557)
		Euro	Sell	9/20/23	3,254,216	3,281,200	26,984
		Norwegian Krone	Buy	6/21/23	888,105	946,288	(58,183)
		Norwegian Krone	Sell	6/21/23	888,105	900,542	12,437
		Norwegian Krone	Buy	9/20/23	891,710	904,250	(12,540)
	WestPac Banking Corp.
		British Pound	Buy	6/21/23	2,429,169	2,415,137	14,032
		British Pound	Sell	6/21/23	2,429,169	2,337,504	(91,665)
		British Pound	Sell	9/20/23	2,432,199	2,417,829	(14,370)
		Canadian Dollar	Buy	7/19/23	5,351,045	5,399,824	(48,779)
		Japanese Yen	Buy	8/16/23	2,665,904	2,712,511	(46,607)

	Unrealized appreciation						1,094,000

	Unrealized (depreciation)						(2,769,162)

	Total						$(1,675,162)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2022 through May 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $309,484,037.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/23
	Short-term investments
	Putnam Short Term Investment Fund*	$2,429,749	$56,824,537	$50,142,907	$176,974	$9,111,379

	Total Short-term investments	$2,429,749	$56,824,537	$50,142,907	$176,974	$9,111,379
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,377,530.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Industrials	16.8%
	Information technology	16.7
	Consumer discretionary	14.5
	Financials	12.1
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,695,969 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,377,530 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Australia	$—	$12,047,377	$—
Canada	8,579,011	5,828,475	—
Denmark	—	11,293,135	—
Finland	—	7,637,471	—
France	—	31,198,768	—
Germany	—	25,794,239	—
Greece	—	4,870,724	—
Ireland	—	5,840,233	—
Italy	—	1,889,110	—
Japan	—	65,540,928	—
Luxembourg	—	4,335,040	—
Netherlands	—	6,114,405	—
South Korea	—	14,992,147	—
Spain	—	9,836,332	—
Switzerland	—	8,583,242	—
Taiwan	—	14,985,267	—
United Kingdom	5,073,662	55,935,667	—

Total common stocks	13,652,673	286,722,560	—
Short-term investments	—	10,527,261	—

Totals by level	$13,652,673	$297,249,821	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,675,162)	$—

Totals by level	$—	$(1,675,162)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$158,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com